Restricted Share Units (Details) - Schedule of restricted share units	6 Months Ended				12 Months Ended
	Apr. 30, 2023 $ / shares shares		Apr. 30, 2023 $ / shares shares		Oct. 31, 2022 $ / shares shares	Oct. 31, 2022 $ / shares shares
Schedule of Restricted Share Units [Abstract]
Number of RSUs, Beginning balance
Weighted average issue price, Beginning balance | (per share)
Number of RSUs, Granted	34,630	[1]	34,630	[1]	35,328	35,328
Weighted average issue price, Granted | (per share)	$ 1.23	[1]	$ 1.67	[1]	$ 7.75	$ 10.55
Number of RSUs, Vested	(34,630)		(34,630)		(35,328)	(35,328)
Weighted average issue price, Vested | (per share)	$ 1.23		$ 1.67		$ 7.75	$ 10.55
Number of RSUs, Ending balance
Weighted average issue price, Ending balance | (per share)

[1]	During the six months ended April 30, 2023, the Company issued 34,630 RSU’s with a fair value of $77,632 to consultants.